UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2016

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Construction & Engineering — 0.5%
USI United Subcontractors		8,067	$1,613,495
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc. (a)		9,191	32,168
Household Durables — 0.0%
Berkline Benchcraft Equity LLC		6,155	—
Oil, Gas & Consumable Fuels — 0.0%
Southcross Holdings LP		63	18,900
Vantage Drilling International (a)		114	—

			18,900
Total Common Stocks — 0.5%			1,664,563

Asset-Backed Securities (a)(c)		Par (000)
ALM Loan Funding:
Series 2012-5A, Class BR, 3.68%, 10/18/27	USD	310	309,603
Series 2013-7RA, Class C, 4.16%, 4/24/24		630	613,158
Series 2013-7RA, Class D, 5.71%, 4/24/24		550	514,233
ALM XIV Ltd., Series 2014-14A, Class C, 4.19%, 7/28/26		463	436,256
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class B, 3.58%, 7/15/27		630	616,424
ALM XVII Ltd., Series 2015-17A, Class C1, 4.83%, 1/15/28		250	238,125
AMMC CLO Ltd., Series 2014-15A, Class D, 4.86%, 12/09/26		250	235,000
Apidos CDO XI, Series 2012-11A, Class D, 4.93%, 1/17/23		500	495,173
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 4.38%, 10/15/26		525	490,867
Atrium CDO Corp., Series 9A, Class D, 4.17%, 2/28/24		500	482,637
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class D, 5.20%, 1/20/25		450	450,264
Series 2013-1A, Class C, 4.63%, 2/14/25		250	248,244
Series 2014-5A, Class C, 4.83%, 10/16/25		1,250	1,225,318
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1, 2.24%, 7/17/28		1,000	1,000,000

Asset-Backed Securities (a)(c)		Par (000)	Value
CIFC Funding Ltd., Series 2014-2A, Class A3L, 3.51%, 5/24/26	USD	275	$270,604
Highbridge Loan Management Ltd., Series 2015-7A, Class C, 4.01%, 11/15/26		250	250,000
LCM XVIII LP, Series 18A, Class INC, 0.00%, 4/20/27		750	486,866
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 4.21%, 10/23/25		250	233,965
OZLM Funding Ltd., Series 2012-2A, Class C, 4.99%, 10/30/23		500	500,064
Symphony CLO Ltd., Class D:
Series 2012-9A, 4.93%, 4/16/22		775	769,347
Series 2016-17A, 5.50%, 4/15/28		250	251,661
Treman Park CLO LLC, Series 2015-1A, Class D, 4.56%, 4/20/27		700	673,213
Webster Park CLO Ltd., Series 2015-1A:
Class B1, 3.80%, 1/20/27		250	249,995
Class C, 4.75%, 1/20/27		250	241,295
Total Asset-Backed Securities — 3.3%			11,282,312

Corporate Bonds
Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (a)		585	591,920
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		1,585	1,624,625

			2,216,545
Capital Markets — 0.2%
Blackstone CQP Holdco LP, 9.30%, 3/19/19		620	624,658
Commercial Services & Supplies — 0.2%
ADT Corp., 4.13%, 6/15/23		643	616,476
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.42%, 12/01/17 (c)		179	179,448

			795,924
Communications Equipment — 0.1%
Avaya, Inc., 7.00%, 4/01/19 (a)		225	169,875

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Corporate Bonds		Par (000)	Value
Containers & Packaging — 1.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (a)(c):
3.65%, 12/15/19	USD	920	$928,050
3.88%, 5/15/21		680	687,650
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.13%, 7/15/21 (a)(c)		3,125	3,148,437

			4,764,137
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc.:
4.41%, 1/15/18 (c)		607	608,518
6.13%, 1/15/21		337	350,901

			959,419
Electric Utilities — 0.1%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20 (a)(b)(d)		654	222,360
Health Care Providers & Services — 0.3%
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (a)		240	249,898
Tenet Healthcare Corp., 4.15%, 6/15/20 (c)		840	833,700

			1,083,598
Household Durables — 0.0%
Berkline/Benchcraft LLC, 4.50%, 6/01/17 (b)(d)		400	—
Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy, Inc., 6.25%, 7/15/22		925	929,625
Media — 1.2%
Altice Financing SA (a):
6.63%, 2/15/23		335	335,630
7.50%, 5/15/26		515	520,150
Altice US Finance I Corp., 5.38%, 7/15/23 (a)		460	474,950
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		989	1,023,615
SFR Group SA (a):
6.00%, 5/15/22		512	499,200
6.25%, 5/15/24		630	604,406
7.38%, 5/01/26		820	818,975

			4,276,926

Corporate Bonds		Par (000)	Value
Metals & Mining — 0.4%
Freeport-McMoRan, Inc., 2.38%, 3/15/18	USD	1,300	$1,283,750
Oil, Gas & Consumable Fuels — 1.1%
California Resources Corp., 8.00%, 12/15/22 (a)		178	113,956
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (a)		415	433,675
Concho Resources, Inc., 5.50%, 4/01/23		50	49,375
CONSOL Energy, Inc., 5.88%, 4/15/22		1,085	990,062
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		50	50,750
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (a)		125	125,000
MEG Energy Corp., 7.00%, 3/31/24 (a)		190	137,750
Newfield Exploration Co., 5.63%, 7/01/24		50	49,375
NGPL PipeCo LLC, 7.12%, 12/15/17 (a)		234	245,115
RSP Permian, Inc., 6.63%, 10/01/22		50	51,250
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		945	963,900
5.88%, 6/30/26 (a)		390	400,237
Vantage Drilling International, 10.00%, 12/31/20		1	—

			3,610,445
Total Corporate Bonds — 6.2%			20,937,262

Floating Rate Loan Interests (c)
Aerospace & Defense — 1.6%
BE Aerospace, Inc., 2014 Term Loan B, 3.75%, 12/16/21		1,355	1,362,178
Engility Corp., 2nd Lien Term Loan, 12.00%, 5/30/21		366	373,518
Transdigm, Inc., 2015 Term Loan E, 3.75%, 5/14/22		502	499,992
TransDigm, Inc.:
2016 Delayed Draw Term Loan F, 3.75%, 6/09/23		364	361,920
2016 Extended Term Loan F, 3.75%, 6/09/23		1,847	1,833,530
2016 Term Loan F, 3.75%, 6/09/23		405	402,133

2	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests		Par (000)	Value
Aerospace & Defense (continued)
Transdigm, Inc., Term Loan D, 3.75%, 6/04/21	USD	702	$699,571

			5,532,842
Air Freight & Logistics — 0.8%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		588	490,693
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		605	505,382
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		98	81,968
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		835	697,511
XPO Logistics, Inc., Term Loan, 5.50%, 11/01/21		816	823,292

			2,598,846
Airlines — 0.3%
Northwest Airlines, Inc.:
2.75%, 3/10/17		158	156,420
2.13%, 9/10/18		362	352,126
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		679	678,362

			1,186,908
Auto Components — 1.8%
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		1,446	1,358,826
2nd Lien Term Loan, 11.00%, 1/29/18		546	447,381
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		223	222,351
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		882	738,798
Gates Global, Inc., Term Loan B, 4.25%, 7/06/21		2,998	2,931,479
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.75%, 4/30/19		562	561,966
GPX International Tire Corp., Term Loan (b)(d):
12.25%, 3/31/12		274	—
PIK, 13.00%, 3/30/12 (e)		4	—

			6,260,801
Automobiles — 0.6%
FCA US LLC, Term Loan B:
2018, 3.25%, 12/31/18		291	291,063
3.50%, 5/24/17		1,642	1,643,823

			1,934,886

Floating Rate Loan Interests		Par (000)	Value
Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20	USD	858	$858,000
2nd Lien Term Loan, 8.25%, 6/03/21		180	174,964

			1,032,964
Biotechnology — 0.1%
AMAG Pharmaceuticals, Inc., 2015 1st Lien Term Loan, 4.75%, 8/13/21		501	499,249
Building Materials — 1.2%
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.50%, 7/28/23		395	381,835
2015 Term Loan, 4.75%, 7/28/22		1,494	1,460,291
2016 Incremental Term Loan, 5.50%, 7/28/22		2,260	2,242,106

			4,084,232
Building Products — 2.8%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		689	686,836
CPG International, Inc., Term Loan, 4.75%, 9/30/20		3,213	3,196,661
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		740	732,896
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		1,145	1,152,594
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		853	852,546
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,366	1,368,972
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		502	501,286
Term Loan B, 4.00%, 10/31/19		1,142	1,140,525

			9,632,316
Capital Markets — 0.7%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		391	370,607
RPI Finance Trust, Term Loan B4, 3.50%, 11/09/20		2,012	2,020,370

			2,390,977
Chemicals — 4.5%
Allnex (Luxembourg) & Cy SCA:
2016 Term Loan B2, 4.50%, 5/31/23		262	263,498

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests		Par (000)	Value
Chemicals (continued)
Allnex (Luxembourg) & Cy SCA (continued):
Term Loan B1, 4.50%, 10/03/19	USD	581	$579,378
Allnex USA, Inc.:
Term Loan B2, 4.50%, 10/03/19		301	300,611
Term Loan B3, 4.50%, 5/31/23		198	198,517
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		1,240	1,242,811
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		70	69,728
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 2/07/22		686	689,730
Chemours Co., Term Loan B, 3.75%, 5/12/22		766	743,051
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		183	159,070
Huntsman International LLC:
2013 Incremental Term Loan, 3.75%, 10/01/21		859	856,079
2016 Term Loan B, 4.25%, 4/01/23		499	500,411
Klockner-Pentaplast of America, Inc., Term Loan, 5.00%, 4/28/20		685	687,804
MacDermid, Inc.:
1st Lien Term Loan, 5.50%, 6/07/20		1,022	1,021,884
Term Loan B2, 5.50%, 6/07/20		88	87,898
Term Loan B3, 5.50%, 6/07/20		2,012	2,009,591
OXEA Finance LLC, Term Loan B2, 4.25%, 1/15/20		1,786	1,688,861
PQ Corp., Term Loan, 5.75%, 11/04/22		857	863,787
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		688	689,770
2015 2nd Lien Term Loan, 8.50%, 6/19/23		285	277,875
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		928	919,568
2nd Lien Term Loan, 7.75%, 7/31/22		1,055	1,002,915

Floating Rate Loan Interests		Par (000)	Value
Chemicals (continued)
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20	USD	277	$275,592

			15,128,429
Commercial Services & Supplies — 7.2%
ADMI Corp., 2015 Term Loan B, 5.25%, 4/30/22		722	723,338
ADS Waste Holdings, Inc., Term Loan B2, 3.75%, 10/09/19		1,791	1,788,610
ARAMARK Corp.:
Term Loan E, 3.25%, 9/07/19		1,184	1,187,531
Term Loan F, 3.25%, 2/24/21		521	521,491
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		1,734	1,712,018
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		2,607	2,614,879
Connolly Corp.:
1st Lien Term Loan, 4.50%, 5/14/21		2,313	2,317,222
2nd Lien Term Loan, 8.00%, 5/14/22		98	96,188
Creative Artists Agency LLC, Term Loan B, 5.00%, 12/17/21		630	631,188
Dealer Tire LLC, Term Loan B, 5.50%, 12/22/21		641	640,299
GCA Services Group, Inc., 2016 Term Loan, 5.75%, 3/01/23		1,167	1,174,369
KAR Auction Services, Inc.:
Term Loan B2, 3.94%, 3/11/21		809	813,142
Term Loan B3, 4.25%, 3/09/23		1,072	1,080,805
Koosharem LLC, Exit Term Loan, 7.50%, 5/16/20		384	329,748
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		795	741,710
Prime Security Services Borrower LLC, 2016 Incremental Term Loan B1, 4.75%, 5/02/22		681	686,394
Prime Security Services Borrower, LLC, 1st Lien Term Loan, 4.75%, 7/01/21		174	175,415
PSSI Holdings LLC, Term Loan B, 5.00%, 12/02/21		990	992,400
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		2,678	2,646,743
TruGreen Limited Partnership, 1st Lien Term Loan B, 6.50%, 4/13/23		630	634,725

4	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests		Par (000)	Value
Commercial Services & Supplies (continued)
U.S. Security Associates Holdings, Inc., 2016 Term Loan, 6.25%, 7/14/23	USD	1,180	$1,178,029
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		401	401,603
Waste Industries USA, Inc., 2016 Term Loan, 3.50%, 2/27/20		1,251	1,251,208

			24,339,055
Communications Equipment — 2.1%
Applied Systems, Inc.:
1st Lien Term Loan, 4.00%, 1/25/21		473	473,428
2nd Lien Term Loan, 7.50%, 1/24/22		227	227,677
CommScope, Inc., Term Loan B5, 3.75%, 12/29/22		556	557,712
Riverbed Technology, Inc., 2016 Term Loan, 5.00%, 4/24/22		1,096	1,101,390
Telesat Canada, Term Loan A, 3.98%, 3/28/17	CAD	1,978	1,505,295
Zayo Group LLC, Term Loan B, 3.75%, 5/06/21	USD	3,407	3,404,440

			7,269,942
Construction & Engineering — 0.3%
AECOM Technology Corp., 2014 Term Loan B, 3.75%, 10/15/21		225	225,712
CNT Holdings III Corp, Term Loan B, 5.25%, 1/22/23		828	834,135

			1,059,847
Construction Materials — 1.5%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		2,162	2,158,033
HD Supply, Inc., 2015 Term Loan B, 3.75%, 8/13/21		2,308	2,317,542
Headwaters, Inc., 2016 Term Loan B, 4.00%, 3/24/22		445	447,943
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		263	258,868

			5,182,386
Containers & Packaging — 1.8%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		1,104	1,106,061
Berry Plastics Holding Corp.:
Term Loan G, 3.50%, 1/06/21		763	763,938
Term Loan H, 3.75%, 10/03/22		2,626	2,633,997

Floating Rate Loan Interests		Par (000)	Value
Containers & Packaging (continued)
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20	USD	1,473	$1,472,144

			5,976,140
Distributors — 0.4%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		917	918,656
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		573	561,736

			1,480,392
Diversified Consumer Services — 4.5%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		1,728	1,716,746
2nd Lien Term Loan, 8.00%, 8/13/21		864	866,280
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		1,927	1,925,589
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 4.25%, 1/30/20		315	315,594
Term Loan B, 3.75%, 1/30/20		1,700	1,705,081
CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan, 5.25%, 12/01/21		731	722,928
J.D. Power and Associates, 1st Lien Term Loan, 5.25%, 5/24/23		780	781,466
Laureate Education, Inc., Term Loan B, 5.00%, 6/15/18		148	171,052
Nomad Foods Europe Midco Ltd., Term Loan C1, 3.50%, 6/30/20	EUR	606	668,500
ROC Finance LLC, Term Loan, 5.00%, 6/20/19	USD	1,041	1,003,750
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		4,610	4,626,237
Wand Intermediate I LP, 1st Lien Term Loan, 4.75%, 9/17/21		796	796,610

			15,299,833
Diversified Financial Services — 2.8%
AlixPartners LLP, 2015 Term Loan B, 4.50%, 7/28/22		1,171	1,174,078
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		591	580,658
Jefferies Finance LLC, Term Loan, 4.50%, 5/14/20		1,683	1,657,755

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2016	5

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests		Par (000)	Value
Diversified Financial Services (continued)
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18	USD	3,899	$3,901,532
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,070	1,062,167
SIG Euro Holdings AG & Co. KG, 2013 Term Loan, 4.50%, 12/02/18	EUR	878	982,486

			9,358,676
Diversified Telecommunication Services — 3.5%
Hawaiian Telcom Communications, Inc., Term Loan B, 5.25%, 6/06/19	USD	1,415	1,414,505
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20		1,378	1,364,080
2nd Lien Term Loan, 9.75%, 2/12/21		459	433,170
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		4,685	4,703,740
2019 Term Loan, 4.00%, 8/01/19		2,452	2,458,229
Telenet International Finance Sarl, Term Loan AD, 4.25%, 6/30/24		1,492	1,495,931

			11,869,655
Electric Utilities — 0.1%
PrimeLine Utility Services LLC, Term Loan, 6.50%, 11/12/22		396	397,126
Electrical Equipment — 1.5%
Texas Competitive Electric Holdings Co. LLC:
2016 DIP Term Loan B, 5.00%, 10/31/17		1,678	1,680,973
2016 DIP Term Loan C, 5.00%, 7/27/23		383	383,622
DIP Term Loan, 3.75%, 11/07/16		2,753	2,756,536
Extended Term Loan, 4.94%, 10/10/17 (b)(d)		1,050	350,584

			5,171,715
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC, Term Loan, 3.25%, 4/29/20		987	988,773
CPI Acquisition, Inc., Term Loan B, 5.50%, 8/17/22		481	467,686

			1,456,459

Floating Rate Loan Interests		Par (000)		Value
Energy Equipment & Services — 0.6%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20	USD	490		$488,443
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		646		512,545
Weatherford International Ltd., Term Loan, 2.78%, 7/13/20		968		895,292

				1,896,280
Food & Staples Retailing — 3.3%
Albertsons LLC:
2016 Term Loan B4, 4.50%, 8/25/21		2,863		2,875,643
2016 Term Loan B5, 4.75%, 12/21/22		218		218,913
Hostess Brands LLC:
1st Lien Term Loan, 4.50%, 8/03/22		1,330		1,334,113
2nd Lien Term Loan, 8.50%, 8/03/23		316		315,622
Rite Aid Corp.:
5.75%, 8/21/20		681		683,007
4.88%, 6/21/21		1,629		1,631,139
US Foods, Inc., 2016 Term Loan B, 4.00%, 6/27/23		4,050		4,069,399

				11,127,836
Food Products — 1.7%
Blue Ribbon LLC, Term Loan, 5.00%, 11/13/21		1,079		1,080,342
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		486		480,200
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		1,514		1,512,716
Pinnacle Foods Finance LLC:
2016 Term Loan I, 3.24%, 1/13/23		483		483,782
Term Loan G, 3.25%, 4/29/20		995		994,829
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21		—	(f)	374
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		972		849,085
2nd Lien Term Loan, 10.75%, 11/01/19		328		230,830

				5,632,158
Health Care Equipment & Supplies — 4.2%
Alere, Inc.:
2015 Term Loan A, 3.75%, 6/18/20		289		281,360

6	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests		Par (000)	Value
Health Care Equipment & Supplies (continued)
Alere, Inc. (continued):
2015 Term Loan B, 4.50%, 6/18/22	USD	1,174	$1,154,194
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22		1,513	1,517,253
Capsugel Holdings US, Inc., Term Loan B, 4.00%, 7/31/21		2,366	2,370,886
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		2,953	2,873,698
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		1,181	1,177,732
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		1,399	1,353,220
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		1,911	1,871,433
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		1,666	1,611,456

			14,211,232
Health Care Management Services — 0.1%
New Millennium HoldCo, Inc., Exit Term Loan, 7.50%, 12/21/20 (b)(d)		313	220,705
Health Care Providers & Services — 9.5%
Acadia Healthcare Co., Inc.:
Term Loan B, 3.75%, 2/11/22		290	289,228
Term Loan B2, 4.50%, 2/16/23		1,318	1,321,671
Air Medical Group Holdings, Inc., Term Loan B, 4.25%, 4/28/22		281	275,969
Amsurg Corp., 1st Lien Term Loan B, 3.50%, 7/16/21		1,766	1,767,286
ATI Holdings Acquisition, Inc., 2016 Term Loan, 5.50%, 5/10/23		102	102,425
CHG Healthcare Services Inc., 2016 Term Loan B, 4.75%, 6/07/23		2,105	2,111,313
Community Health Systems, Inc.:
Term Loan F, 3.92%, 12/31/18		866	857,282
Term Loan G, 3.75%, 12/31/19		1,869	1,838,013
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22		938	935,780
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		5,816	5,847,185
Envision Healthcare Corp., Term Loan:
4.25%, 5/25/18		1,644	1,645,465
B2, 4.50%, 10/28/22		592	593,801

Floating Rate Loan Interests		Par (000)	Value
Health Care Providers & Services (continued)
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22	USD	889	$890,932
HCA, Inc., Term Loan B6, 3.75%, 3/17/23		3,199	3,220,579
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		297	297,906
NVA Holdings, Inc.:
1st Lien Term Loan, 4.75%, 8/14/21		10	10,079
2016 Term Loan, 5.50%, 8/14/21		886	885,572
Precyse Acquisition Corp., 2016 1st Lien Term Loan, 6.50%, 10/20/22		1,009	1,016,456
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		1,871	1,861,508
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		1,186	1,190,114
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		1,405	1,410,606
Team Health, Inc., 2016 Term Loan, 3.75%, 11/23/22		1,337	1,339,995
U.S. Renal Care, Inc., 2015 Term Loan B, 5.25%, 12/31/22		1,033	1,022,472
Vizient, Inc., 1st Lien Term Loan, 6.25%, 2/13/23		1,267	1,281,077

			32,012,714
Health Care Technology — 0.6%
Emdeon Business Services LLC, Term Loan B3, 3.75%, 11/02/18		197	196,378
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		1,965	1,963,793

			2,160,171
Hotels, Restaurants & Leisure — 8.4%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		1,642	1,621,033
2nd Lien Term Loan, 8.00%, 8/01/22		602	594,597
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		1,280	1,284,318
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		1,501	1,358,236
Burger King Newco Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/21		2,875	2,886,335

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2016	7

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20	USD	4,611	$4,497,964
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		850	851,704
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		1,183	1,182,293
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/23/22		1,477	1,484,189
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		1,579	1,582,976
La Quinta Intermediate Holdings LLC, Term Loan B, 3.75%, 4/14/21		835	828,094
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		1,704	1,705,709
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.00%, 6/07/23		1,690	1,706,900
RHP Hotel Properties LP, Term Loan B, 3.50%, 1/15/21		774	775,361
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		250	250,815
Term Loan B, 4.00%, 2/19/19		1,332	1,335,623
Scientific Games International, Inc.:
2014 Term Loan B1, 6.00%, 10/18/20		715	714,566
2014 Term Loan B2, 6.00%, 10/01/21		496	495,380
Station Casinos LLC, 2016 Term Loan B, 3.75%, 6/08/23		2,275	2,275,642
Yum! Brands Inc., 1st Lien Term Loan B, 3.23%, 6/16/23		900	903,942

			28,335,677
Household Products — 0.8%
Bass Pro Group LLC, 2015 Term Loan, 4.00%, 6/05/20		489	485,804
Spectrum Brands, Inc., Term Loan, 3.50%, 6/23/22		2,209	2,216,789

			2,702,593
Independent Power and Renewable Electricity Producers — 4.1%
Aria Energy Operating LLC, Term Loan, 5.50%, 5/27/22		759	682,726
Calpine Construction Finance Co., LP, Term Loan B1, 3.00%, 5/03/20		982	967,973

Floating Rate Loan Interests		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Calpine Corp.:
Term Loan B5, 3.50%, 5/27/22	USD	314	$313,060
Term Loan B6, 4.00%, 1/15/23		1,313	1,314,490
Term Loan B7, 3.64%, 5/02/23		801	800,083
Dynegy Inc., Escrow, 5.00%, 6/27/23		2,185	2,185,000
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 12/19/16		3,571	3,575,815
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		2,041	1,994,181
Term Loan C, 5.00%, 12/19/21		91	89,080
NRG Energy, Inc., 2016 Term Loan B, 3.50%, 6/30/23		1,055	1,050,780
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/09/21		927	783,535

			13,756,723
Industrial Conglomerates — 0.1%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		319	256,844
Insurance — 2.1%
Acrisure LLC, 2015 1st Lien Term Loan, 6.20%, 5/19/22		137	137,745
Alliant Holdings I, Inc., Incremental Term Loan B2, 5.00%, 8/12/22		1,040	1,040,000
AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.50%, 9/04/20		349	353,780
Asurion LLC:
Term Loan B1, 5.00%, 5/24/19		1,701	1,702,457
Term Loan B4, 5.00%, 8/04/22		922	923,026
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,149	1,127,509
2016 1st Lien Term Loan, 5.25%, 3/01/21		530	531,325
2nd Lien Term Loan, 6.75%, 2/28/22		1,230	1,205,400

			7,021,242
Internet Software & Services — 0.7%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		1,544	1,546,402

8	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests		Par (000)	Value
Internet Software & Services (continued)
W3 Co., 2nd Lien Term Loan, 9.25%, 9/11/20	USD	419	$167,580
WaveDivision Holdings LLC, Term Loan B, 4.00%, 10/15/19		499	497,835

			2,211,817
IT Services — 5.9%
Abacus Innovations Corp., Term Loan B, 3.41%, 1/26/23		2,510	2,514,719
Blue Coat Holdings, Inc., 2015 Term Loan, 6.00%, 5/20/22		2,798	2,796,626
Cision US Inc., Term Loan B, 7.00%, 6/16/23		760	725,040
First Data Corp., 2021 Extended Term Loan, 4.49%, 3/24/21		8,376	8,414,224
Global Payments Inc., Term Loan B, 4.00%, 4/22/23		1,795	1,808,600
Vantiv LLC, 2014 Term Loan B, 3.50%, 6/13/21		1,028	1,030,266
WEX Inc., Term Loan B, 4.25%, 7/01/23		2,485	2,498,195

			19,787,670
Leisure Products — 0.2%
Bauer Performance Sports Ltd., Term Loan B, 4.50%, 4/15/21		668	561,372
Machinery — 2.3%
Allison Transmission, Inc., Term Loan B3, 3.50%, 8/23/19		726	726,001
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		643	642,551
Term Loan B3, 4.25%, 8/30/20		196	196,093
Global Brass & Copper, Inc., 2016 Term Loan B, 5.25%, 7/18/23		700	705,250
Infiltrator Systems, Inc., 2015 Term Loan, 5.25%, 5/27/22		920	919,614
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/26/21		493	492,810
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,498	1,496,500
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		2,199	2,046,664
Wabash National Corp., 2015 Term Loan B, 4.25%, 3/16/22		569	568,450

			7,793,933
Manufacture Goods — 0.1%
KP Germany Erste GmbH, 1st Lien Term Loan, 5.00%, 4/28/20		293	293,934

Floating Rate Loan Interests		Par (000)	Value
Media — 12.8%
Altice U.S. Finance I Corp., Extended Term Loan, 4.25%, 12/14/22	USD	2,939	$2,944,115
Cengage Learning Acquisitions, Inc., Term Loan:
2016 B, 5.25%, 6/07/23		1,850	1,845,375
0.00%, 7/03/17 (d)		1,296	—
Charter Communications Operating LLC:
2016 Term Loan H, 3.25%, 8/24/21		648	650,087
2016 Term Loan I, 3.50%, 1/24/23		3,960	3,975,915
Clear Channel Communications, Inc., Term Loan D, 7.25%, 1/30/19		3,806	2,929,353
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		978	978,140
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		1,683	1,666,812
iHeartCommunications, Inc., Extended Term Loan E, 8.00%, 7/30/19		315	242,078
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		2,007	1,900,326
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.50%, 1/07/22		735	724,666
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/16/20		297	297,354
MCC Iowa LLC, Term Loan J, 3.75%, 6/30/21		319	318,366
Media General, Inc., Term Loan B, 4.00%, 7/31/20		1,333	1,332,787
Mediacom Communications Corp., Term Loan F, 2.94%, 3/31/18		499	497,692
Neptune Finco Corp., 2015 Term Loan B, 5.00%, 10/09/22		2,968	2,985,368
Numericable Group SA, Term Loan B5, 4.56%, 7/31/22		175	174,168
Numericable U.S. LLC:
Term Loan B6, 4.75%, 2/10/23		2,438	2,439,061
Term Loan B7, 5.00%, 1/15/24		748	748,873
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		2,689	2,689,976
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		121	120,289
Tribune Media Co., Term Loan, 3.75%, 12/27/20		2,396	2,399,302

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2016	9

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests		Par (000)	Value
Media (continued)
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20	USD	4,308	$4,305,148
UPC Financing Partnership, Term Loan AN, 3.00%, 8/31/24		930	925,350
Virgin Media Investment Holdings Ltd.:
Term Loan E, 4.25%, 6/30/23	GBP	1,105	1,464,035
Term Loan F, 3.65%, 6/30/23	USD	2,405	2,394,429
Ziggo Financing Partnership:
Term Loan B1, 3.65%, 1/15/22		865	859,782
Term Loan B2A, 3.70%, 1/15/22		563	559,594
Term Loan B3, 3.70%, 1/15/22		925	919,445

			43,287,886
Metals & Mining — 0.9%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		265	35,775
FMG Resources August 2006 Property Ltd., Term Loan B, 4.25%, 6/30/19		210	206,388
Freeport McMoran Copper & Gold Inc., Term Loan A, 3.25%, 5/31/18		25	24,772
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		2,201	2,197,506
WireCo WorldGroup, Inc., 2016 1st Lien Term Loan, 7.00%, 7/13/23		460	460,957

			2,925,398
Multiline Retail — 2.0%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		2,167	2,161,770
2nd Lien Term Loan, 8.50%, 3/26/20		387	383,945
Dollar Tree, Inc., Term Loan B1, 3.50%, 7/06/22		2,249	2,259,842
Hudson’s Bay Co., 2015 Term Loan B, 4.75%, 9/30/22		832	833,506
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		1,112	1,047,221

			6,686,284
Oil, Gas & Consumable Fuels — 3.4%
California Resources Corp., Term Loan A, 3.70%, 10/01/19		346	319,051
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		654	660,262

Floating Rate Loan Interests		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21	USD	631	$227,025
Energy Transfer Equity LP, Term Loan:
2015, 4.00%, 12/02/19		522	511,189
3.25%, 12/02/19		120	115,693
EP Energy LLC, Term Loan B3, 3.50%, 5/24/18		568	492,507
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.50%, 11/13/21		545	517,750
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		1,953	1,769,096
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		849	810,622
Power Buyer LLC:
1st Lien Term Loan, 4.25%, 5/06/20		307	306,230
2nd Lien Term Loan, 8.25%, 11/06/20		285	279,300
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		887	802,548
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		160	137,736
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		56	45,813
Southcross Holdings Borrower LP, Exit Term Loan B, 3.50%, 4/13/23		57	48,244
Stonewall Gas Gathering LLC, Term Loan B, 8.75%, 1/28/22		549	557,343
TPF II Power LLC, Term Loan B, 5.50%, 10/02/21		1,234	1,238,916
Ultra Resources, Inc., Revolver, 0.00%, 10/06/16		754	680,485
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		1,012	999,535
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		1,024	1,027,589

			11,546,934
Personal Products — 1.0%
Prestige Brands, Inc., Term Loan B3, 3.50%, 9/03/21		1,419	1,425,455
Revlon Consumer Products Corp., 2016 Term Loan B, 4.75%, 7/22/23		1,850	1,847,114

			3,272,569

10	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests		Par (000)	Value
Pharmaceuticals — 5.6%
Akorn, Inc., Term Loan B, 5.25%, 4/16/21	USD	1,535	$1,546,816
Amneal Pharmaceuticals LLC, Incremental Term Loan, 4.50%, 11/01/19		204	203,501
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		502	500,756
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		3,244	3,230,304
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22		1,410	1,394,332
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.44%, 2/27/21		2,573	2,580,093
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		3,590	3,586,920
NBTY, Inc., Term Loan B, 5.00%, 5/05/23		1,082	1,076,111
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 3.75%, 10/20/18		351	346,619
Series A4 Tranche A, 3.74%, 4/01/20		357	352,717
Series C2 Term Loan B, 4.75%, 12/11/19		2,924	2,889,903
Series D2 Term Loan B, 4.50%, 2/13/19		415	409,362
Series E Term Loan B, 4.75%, 8/05/20		669	660,467

			18,777,901
Professional Services — 3.6%
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, 9/26/21		372	363,685
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		1,641	1,632,302
2014 2nd Lien Term Loan, 7.50%, 7/25/22		465	433,613
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		1,740	1,743,033
ON Assignment, Inc., 2015 Term Loan, 3.75%, 6/03/22		1,419	1,420,607
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,058	1,045,001
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.75%, 6/20/22		1,004	997,824

Floating Rate Loan Interests		Par (000)	Value
Professional Services (continued)
TransUnion LLC, Term Loan B2, 3.50%, 4/09/21	USD	4,496	$4,491,622

			12,127,687
Real Estate Investment Trusts (REITs) — 1.4%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 10/24/22		1,467	1,465,370
MGM Growth Properties LLC, 2016 Term Loan B, 4.00%, 4/25/23		3,352	3,374,309

			4,839,679
Real Estate Management & Development — 1.6%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		1,319	1,324,057
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.25%, 11/04/21		1,492	1,481,813
Realogy Corp.:
2016 Term Loan B, 3.75%, 7/20/22		1,924	1,933,629
Term Loan A, 2.47%, 10/23/20		681	671,047

			5,410,546
Road & Rail — 0.2%
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, 5.00%, 6/13/23		770	770,963
Semiconductors & Semiconductor Equipment — 3.3%
Avago Technologies Cayman Ltd., 2016 Term Loan B1, 4.25%, 2/01/23		7,811	7,810,140
Microsemi Corp., 2015 Term Loan B, 3.75%, 1/15/23		298	299,769
NXP BV, 2015 Term Loan B, 3.75%, 12/07/20		2,713	2,729,628
ON Semiconductor Corp., Term Loan B, 5.25%, 3/31/23		430	434,837

			11,274,374
Software — 6.0%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		645	591,465
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		2,298	2,268,975
Informatica Corp., Term Loan, 4.50%, 8/05/22		2,508	2,471,781
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		301	245,124
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20		1,088	1,110,749

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2016	11

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests		Par (000)	Value
Software (continued)
Kronos, Inc. (continued):
Initial Incremental Term Loan, 4.50%, 10/30/19	USD	1,275	$1,278,261
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/13/20		1,313	1,307,961
2nd Lien Term Loan, 8.50%, 10/11/21		1,000	945,830
SolarWinds, Inc., Term Loan, 6.50%, 2/03/23		1,785	1,798,387
Solera Holdings, Inc., Term Loan B, 5.75%, 3/03/23		599	602,989
Sophia LP, 2015 Term Loan B, 4.75%, 9/30/22		1,184	1,183,519
SS&C Technologies, Inc.:
2015 Term Loan B1, 4.00%, 7/08/22		3,140	3,155,265
2015 Term Loan B2, 4.00%, 7/08/22		406	408,532
Vertafore, Inc., 2016 1st Lien Term Loan, 4.75%, 6/30/23		2,965	2,969,240

			20,338,078
Specialty Retail — 2.3%
Equinox Holdings, Inc., Repriced Term Loan B, 5.00%, 1/31/20		790	792,213
Leslie’s Poolmart, Inc., Term Loan, 4.25%, 10/16/19		672	670,689
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		1,762	1,771,952
Term Loan B, 3.75%, 1/28/20		964	966,838
Party City Holdings, Inc., 2015 Term Loan B, 4.25%, 8/19/22		1,901	1,898,954
Petco Animal Supplies, Inc.:
2016 Term Loan B1, 5.00%, 1/26/23		507	510,515
2016 Term Loan B2, 5.00%, 1/26/23		995	999,836
Things Remembered, Inc., Term Loan B, 0.00%, 5/24/18 (b)(d)		880	242,114

			7,853,111
Technology Hardware, Storage & Peripherals — 1.3%
Dell Inc., 2016 Term Loan B, 4.00%, 5/24/23		1,595	1,595,367
Dell International LLC, Term Loan B2, 4.00%, 4/29/20		859	859,535
Dell, Inc., Term Loan C, 3.75%, 10/29/18		1,344	1,342,452

Floating Rate Loan Interests		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Linxens France SA, Term Loan, 5.00%, 10/14/22	USD	478	$478,197

			4,275,551
Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,225	1,222,280
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		209	148,496
Samsonite International SA, Term Loan B, 4.00%, 5/12/23		305	307,922

			1,678,698
Thrifts & Mortgage Finance — 0.4%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		1,342	1,346,978
Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc., Term Loan B, 4.00%, 10/01/22		869	871,009
Nexeo Solutions LLC, 2016 Term Loan, 5.25%, 6/09/23		155	155,581

			1,026,590
Transportation — 0.2%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22		776	690,729
Transportation Infrastructure — 0.2%
Penn Products Terminals LLC, Term Loan B, 4.75%, 4/13/22		599	597,729
Wireless Telecommunication Services — 2.8%
LTS Buyer LLC:
1st Lien Term Loan, 4.00%, 4/13/20		3,009	3,005,183
2nd Lien Term Loan, 8.00%, 4/12/21		548	546,422
Ligado Network LLC, PIK Exit Term Loan (9.75% PIK), 9.75%, 6/15/20 (e)		4,552	4,075,769
T-Mobile USA, Inc., Term Loan B, 3.50%, 11/09/22		1,699	1,708,854

			9,336,228
Total Floating Rate Loan Interests — 135.3%			457,190,490

Investment Companies		Shares
Capital Markets — 0.3%
Eaton Vance Floating-Rate Income Trust		34	473
Eaton Vance Senior Income Trust		8,925	55,781

12	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Investment Companies		Shares	Value
Capital Markets (continued)
iShares iBoxx USD High Yield Corporate Bond ETF (g)		11,868	$1,013,646

			1,069,900
Total Investment Companies — 0.3%			1,069,900

Non-Agency Mortgage-Backed Securities — 0.2%
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(c)	USD	598	601,142

Other Interests (h)		Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow		500	5
Construction Materials — 0.1%
USI Senior Holdings		8	242,024
Total Other Interests — 0.1%			242,029

Warrants		Shares
Chemicals — 0.0%
British Vita Holdings Co. (Non-Expiring)		166	—
Software — 0.0%
Bankruptcy Management Solutions, Inc., (Expires 07/01/18)		181	1,494
Bankruptcy Management Solutions, Inc., (Expires 07/01/19)		195	731
Bankruptcy Management Solutions, Inc., (Expires 07/01/20)		292	803
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		1,501	3,396

			6,424
Total Warrants — 0.0%			6,424
Total Long-Term Investments (Cost — $496,122,724) — 145.9%			492,994,122

Value
Options Purchased (Cost — $25,422) — 0.0%	—
Total Investments (Cost — $496,148,146*) — 145.9%	$492,994,122
Liabilities in Excess of Other Assets — (45.9)%	(155,183,947)

Net Assets — 100.0%	$337,810,175

* As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$497,563,902

Gross unrealized appreciation	$4,399,741
Gross unrealized depreciation	(8,969,521)

Net unrealized depreciation	$(4,569,780)

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2016	13

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Variable rate security. Rate as of period end.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Amount is less than $500.

(g)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Shares Purchased	Shares Sold	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,094,113	—	(1,094,113)[1]	—	—	$968
iShares iBoxx USD High Yield Corporate Bond ETF	—	11,868	—	11,868	$1,013,646	940
Total					$1,013,646	$1,908

[1]	Represents net shares sold.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	250,000	USD	191,371	Morgan Stanley & Co. International PLC	8/03/16	$106
CAD	75,000	USD	58,398	State Street Bank & Trust Co.	8/03/16	(955)
USD	161,657	CAD	212,000	Australia And New Zealand Bank Group	8/03/16	(716)
USD	1,225,975	CAD	1,592,000	The Toronto-Dominion Bank	8/03/16	6,649
USD	1,071,100	EUR	964,000	Morgan Stanley & Co. International PLC	8/03/16	(6,692)
USD	1,490,686	GBP	1,107,000	Royal Bank of Scotland PLC	8/03/16	25,610
USD	1,134,439	CAD	1,479,000	Westpac Banking Corp.	9/06/16	1,421
USD	1,067,847	EUR	959,000	Royal Bank of Scotland PLC	9/06/16	(5,782)
USD	1,458,711	GBP	1,107,000	HSBC Bank PLC	9/06/16	(7,170)
Total						$12,471

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2016	14

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/2019	USD	942.86	26	$—

Centrally Cleared Credit Default Swaps - Sold Protection

Issuer/Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
CDX.NA.HY Series 26, Version 1	5.00%	6/20/21	B+	1,600	$1,013
[1] Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Reference Entity	Fixed Rate Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation
IBoxx USD Liquid High Yield Index	3-month LIBOR	JPMorgan Chase Bank N.A.	12/20/16	USD	345	$10,944	—	$10,944

Portfolio Abbreviations

CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
OTC	Over-the-Counter
PIK	Payment-In-Kind.
USD	U.S. Dollar

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2016	15

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust’s investments and derivative financial instrucments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$9,067,897	$2,214,415	$11,282,312
Common Stocks	—	32,168	1,632,395	1,664,563
Corporate Bonds	—	20,937,262	—	20,937,262
Floating Rate Loan Interests	—	421,568,440	35,622,050	457,190,490
Investment Companies	$1,069,900	—	—	1,069,900
Non-Agency Mortgage-Backed Securities	—	601,142	—	601,142
Other Interests	—	—	242,029	242,029
Warrants	—	—	6,424	6,424
Unfunded Floating Rate Loan Interests	—	843	6,462	7,305

Total	$1,069,900	$452,207,752	$39,723,775	$493,001,427

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,013	—	$1,013
Forward foreign currency contracts	—	33,786	—	33,786
Interest rate contracts	—	10,944	—	10,944
Liabilities:
Forward foreign currency contracts	—	(21,315)	—	(21,315)

Total	—	$24,428	—	$24,428

[1] Derivative financial instruments are swaps and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

16	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2016

Schedule of Investments (concluded)	BlackRock Floating Rate Income Trust (BGT)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,388,520	—	—	$1,388,520
Cash pledged as collateral for OTC swaps	65,000	—	—	65,000
Foreign currency at value	4,120	—	—	4,120
Liabilities:
Bank borrowings payable	—	$(135,000,000)	—	(135,000,000)

Total	$1,457,640	$(135,000,000)	—	$(133,542,360)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Unfunded Floating Rate Loan Interests (Asset)	Other Interests	Warrants	Total
Assets:
Opening Balance, as of October 31, 2015	$242,024	$4,308,660	$584,504	$20,360,572	—	$173,792	$8,643	$25,678,195
Transfers into Level 3[1]	—	248,783	—	19,026,496	—	—	—	19,275,279
Transfers out of Level 3[2]	—	(2,079,148)	(584,504)	(6,348,672)	—	—	—	(9,012,324)
Accrued discounts/premiums	—	1,236	—	24,378	—	—	—	25,614
Net realized gain (loss)	—	(181,687)	—	(225,399)	—	—	—	(407,086)
Net change in unrealized appreciation (depreciation)[3,4]	1,384,107	3,702	—	(336,517)	$6,462	68,237	(2,219)	1,123,772
Purchases	6,264	1,726,947	—	9,535,154	—	—	—	11,268,365
Sales	—	(1,814,078)	—	(6,413,962)	—	—	—	(8,228,040)
Closing Balance, as of July 31, 2016	$1,632,395	$2,214,415	—	$35,622,050	$6,462	$242,029	$6,424	39,723,775

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2016[4]	$1,384,107	$(8,902)	$—	$(406,498)	(6,462)	$68,237	$(2,219)	$(1,028,263)

[1]    As of October 31, 2015, the Trust used observable inputs in determining the value of certain investments. As of July 31, 2016, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of October 31, 2015, the Trust used observable inputs in determining the value of certain investments. As of July 31, 2016, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]    Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[4]    Any difference between net change in unrealized appreciation (depreciation) on investments still held at July 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2016	17

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date:	September 21, 2016